UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2023

WESTERN ASSET

ULTRA-SHORT INCOME FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income and capital preservation while maintaining liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Ultra-Short Income Fund for the six-month reporting period ended November 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2023

II	Western Asset Ultra-Short Income Fund

Performance review

For the six months ended November 30, 2023, Class A shares of Western Asset Ultra-Short Income Fund, excluding sales charges, returned 3.42%. The Fund’s unmanaged benchmark, the ICE BofA 3-Month U.S. Treasury Bill Indexi, returned 2.69% for the same period.

Performance Snapshot as of November 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Ultra-Short Income Fund:
Class A	3.42%
Class C	3.01%
Class C1[1]	3.05%
Class I	3.45%
Class IS	3.57%
ICE BofA 3-Month U.S. Treasury Bill Index	2.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2023 for Class A, Class C, Class C1, Class I and Class IS shares were 4.75%, 4.00%, 4.02%, 5.02% and 5.05%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class I and Class IS shares would have been 4.73%, 3.98%, 3.91%, 4.96% and 5.03%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 29, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.70%, 1.43%, 1.52%, 0.46% and 0.38%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Ultra-Short Income Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.65% for Class A shares, 1.63% for Class C shares, 1.38% for Class C1 shares, 0.38% for Class I shares and 0.35% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2023

RISKS: Investments in bonds are subject to interest rate and credit risks. High yield bonds, sometimes referred to as “junk” bonds, are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to fluctuations in yield and share price as interest rates rise and fall. The Fund may engage in active and frequent trading to achieve its principal investment strategies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investments in securities of foreign issuers or issuers with significant exposure to foreign markets are subject to additional risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Emerging

IV	Western Asset Ultra-Short Income Fund

market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

Western Asset Ultra-Short Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2023 and May 31, 2023 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2023 and held for the six months ended November 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.42%	$1,000.00	$1,034.20	0.65%	$3.31	Class A	5.00%	$1,000.00	$1,021.75	0.65%	$3.29
Class C	3.01	1,000.00	1,030.10	1.40	7.11	Class C	5.00	1,000.00	1,018.00	1.40	7.06
Class C1	3.05	1,000.00	1,030.50	1.38	7.01	Class C1	5.00	1,000.00	1,018.10	1.38	6.96
Class I	3.45	1,000.00	1,034.50	0.38	1.93	Class I	5.00	1,000.00	1,023.10	0.38	1.92
Class IS	3.57	1,000.00	1,035.70	0.35	1.78	Class IS	5.00	1,000.00	1,023.25	0.35	1.77

2	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

[1]	For the six months ended November 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 51.8%
Communication Services — 4.7%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	0.900%	3/25/24	$2,510,000	$2,472,412
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,360,000	1,342,325	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	320,000	315,290
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	710,000	652,647
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	450,234
Total Diversified Telecommunication Services				5,232,908
Entertainment — 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,440,000	1,401,234
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	910,000	858,871
Total Entertainment				2,260,105
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	666,817	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,820,000	2,774,448
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes (3 mo. Term SOFR + 1.912%)	7.289%	2/1/24	2,710,000	2,712,380	(b)
Comcast Corp., Senior Notes	3.950%	10/15/25	1,230,000	1,204,314
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	104,770	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,246,063
Total Media				8,708,792
Wireless Telecommunication Services — 1.0%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	507,972
Sprint LLC, Senior Notes	7.125%	6/15/24	1,150,000	1,156,126
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,630,000	2,558,382
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	81,649
Total Wireless Telecommunication Services				4,304,129
Total Communication Services				20,505,934

See Notes to Financial Statements.

4	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 2.9%
Automobiles — 1.6%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	$1,310,000	$1,286,823
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,696,798
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	610,000	582,281
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	910,000	867,148
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,262,223
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	996,787	(a)
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	198,915
Total Automobiles				6,890,975
Broadline Retail — 0.4%
eBay Inc., Senior Notes	1.400%	5/10/26	690,000	629,613
Prosus NV, Senior Notes	3.257%	1/19/27	1,120,000	1,015,952	(a)
Total Broadline Retail				1,645,565
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,660,000	2,531,987
Sands China Ltd., Senior Notes	2.550%	3/8/27	330,000	291,071
Sands China Ltd., Senior Notes	3.100%	3/8/29	220,000	184,563
Total Hotels, Restaurants & Leisure				3,007,621
Household Durables — 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	126,319
Specialty Retail — 0.2%
AutoZone Inc., Senior Notes	5.050%	7/15/26	790,000	785,666
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	291,483
Total Specialty Retail				1,077,149
Total Consumer Discretionary				12,747,629
Consumer Staples — 1.5%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. Term SOFR + 1.002%)	6.427%	1/12/24	1,495,000	1,494,745	(b)
Personal Care Products — 0.5%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,130,000	1,094,722
Kenvue Inc., Senior Notes	5.350%	3/22/26	940,000	947,147
Total Personal Care Products				2,041,869

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	$1,010,000	$966,863
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,445,145
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	650,000	596,048
Total Tobacco				3,008,056
Total Consumer Staples				6,544,670
Energy — 6.7%
Oil, Gas & Consumable Fuels — 6.7%
Chevron USA Inc., Senior Notes	0.687%	8/12/25	120,000	111,757
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,487,000	1,505,455	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	900,000	910,553	(a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	117,480	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,650,000	2,658,072
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,900,000	2,750,902
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	28,117	(b)(c)
Energy Transfer LP, Senior Notes	4.500%	4/15/24	730,000	726,157
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,140,357
Energy Transfer LP, Senior Notes	5.550%	2/15/28	630,000	633,093
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	637,945
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,850,000	2,769,780
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,880,000	1,842,269
EQT Corp., Senior Notes	3.125%	5/15/26	1,620,000	1,521,366	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	528,269
EQT Corp., Senior Notes	5.000%	1/15/29	40,000	38,739
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,510,000	1,483,924
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	49,467
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,060,793
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	683,265
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	156,373

See Notes to Financial Statements.

6	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	$1,400,000	$1,399,496
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,065,388
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,140,000	1,069,001	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,780,000	1,855,468
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	184,609
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,620,000	1,574,427
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	410,000	421,336
Total Energy				28,923,858
Financials — 21.4%
Banks — 13.7%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,509,383	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	3,640,000	3,390,329	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,760,000	1,744,449	(b)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	6.431%	9/15/26	200,000	197,021	(b)
Bank of Montreal, Senior Notes	0.625%	7/9/24	1,650,000	1,600,902
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	617,366
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	705,057
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,837,391	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	400,000	399,358	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	650,000	639,649	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	$400,000	$386,811	(b)(c)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	2,780,000	2,717,532	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,514,514	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,209,564	(b)
Citigroup Inc., Senior Notes (SOFR + 0.686%)	6.034%	10/30/24	2,170,000	2,168,680	(b)
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	313,698	(a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	514,697	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	845,219	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,380,000	3,351,845	(a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,105,577	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	490,000	477,465	(b)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then 3 mo. Term SOFR + 0.540%)	0.824%	6/1/25	2,290,000	2,228,307	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,270,000	2,156,803	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. Term SOFR + 1.112%)	6.518%	1/10/25	1,690,000	1,690,923	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	2,980,000	2,979,832	(b)

See Notes to Financial Statements.

8	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	$250,000	$246,790	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,680,000	2,616,427	(a)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	610,000	609,910	(b)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,230,000	1,196,233
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,530,000	2,277,326
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	800,000	714,603	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	200,000	198,858
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,905,302	(a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	2,800,000	2,529,939
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	240,000	240,404	(b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	135,245	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	259,987	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,850,000	4,611,632	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,696,927	(b)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	1,963,582
Total Banks				59,505,537
Capital Markets — 6.3%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	1,010,000	979,522
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	427,507
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,852,216
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,360,000	1,227,094
Credit Suisse AG, Senior Notes	0.495%	2/2/24	570,000	564,810
Credit Suisse AG, Senior Notes	4.750%	8/9/24	250,000	247,713
Credit Suisse AG, Senior Notes	7.950%	1/9/25	300,000	305,954

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	$1,310,000	$1,303,107
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	145,707
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,060,000	3,812,791	(b)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.505%)	5.852%	9/10/24	3,000,000	2,991,824	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,830,000	7,097,797	(b)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	2,080,000	2,060,918	(b)
UBS AG, Senior Notes	1.250%	6/1/26	800,000	725,513
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	580,049	(a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	577,639	(a)(b)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,248,166	(a)(b)
Total Capital Markets				27,148,327
Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	300,000	299,545
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,120,000	1,020,734
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	690,000	693,740
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,364,564	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	475,481	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,190,000	1,127,257
USAA Capital Corp., Senior Notes	0.500%	5/1/24	750,000	734,467	(a)
Total Financial Services				5,715,788
Insurance — 0.1%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	182,426
New York Life Global Funding, Senior
Secured Notes	0.950%	6/24/25	390,000	364,608	(a)
Total Insurance				547,034
Total Financials				92,916,686

See Notes to Financial Statements.

10	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 4.1%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	2.600%	11/21/24	$1,950,000	$1,895,978
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	294,380
Total Biotechnology				2,190,358
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	186,000	183,646
Health Care Providers & Services — 2.5%
Centene Corp., Senior Notes	4.250%	12/15/27	400,000	377,930
Centene Corp., Senior Notes	4.625%	12/15/29	110,000	102,261
Cigna Group, Senior Notes	3.500%	6/15/24	1,180,000	1,165,927
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,440,000	2,387,543
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,620,000	2,555,665
CVS Health Corp., Senior Notes	3.000%	8/15/26	120,000	113,236
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	295,915
Humana Inc., Senior Notes	1.350%	2/3/27	1,890,000	1,679,359
Humana Inc., Senior Notes	5.750%	12/1/28	230,000	234,670
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,210,000	1,183,165
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	800,000	771,378
Total Health Care Providers & Services				10,867,049
Pharmaceuticals — 1.0%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,252,467
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	2,900,867
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	195,393
Total Pharmaceuticals				4,348,727
Total Health Care				17,589,780
Industrials — 4.9%
Aerospace & Defense — 2.5%
Boeing Co., Senior Notes	1.433%	2/4/24	3,290,000	3,265,075
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	841,270
Boeing Co., Senior Notes	2.750%	2/1/26	2,540,000	2,403,246
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	985,112
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,030,000	940,884
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	155,576
RTX Corp., Senior Notes	5.750%	11/8/26	2,370,000	2,402,561
Total Aerospace & Defense				10,993,724
Commercial Services & Supplies — 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	196,007

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ground Transportation — 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	$1,200,000	$1,088,502
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.000%	2/14/25	400,000	383,269
Machinery — 0.6%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	944,771
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,050,000	1,052,675
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	710,000	648,353
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	99,699	(a)
Total Machinery				2,745,498
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	180,000	185,790	(a)(d)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	553,365
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	304,290	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,540,763	(a)
Total Passenger Airlines				3,584,208
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	0.700%	2/15/24	250,000	247,279
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,180,000	1,972,921
Air Lease Corp., Senior Notes	5.300%	2/1/28	290,000	287,127
Total Trading Companies & Distributors				2,507,327
Total Industrials				21,498,535
Information Technology — 2.4%
Electronic Equipment, Instruments & Components — 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,380,000	1,253,162
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Corp./Broadcom Cayman
Finance Ltd., Senior Notes	3.625%	1/15/24	300,000	299,079
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,290,000	1,238,309
Intel Corp., Senior Notes	1.600%	8/12/28	1,400,000	1,213,605
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	1,490,000	1,437,909
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	991,509
Total Semiconductors & Semiconductor Equipment				5,180,411

See Notes to Financial Statements.

12	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Software — 0.4%
Oracle Corp., Senior Notes	3.400%	7/8/24	$1,980,000	$1,950,677
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	1.400%	8/5/28	2,380,000	2,066,108
Total Information Technology				10,450,358
Materials — 1.9%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,210,000	1,155,852	(a)
Metals & Mining — 0.9%
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,520,913	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,030,000	941,606	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	1,040,000	1,055,575
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	620,000	583,122
Total Metals & Mining				4,101,216
Paper & Forest Products — 0.7%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,080,282	(a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,100,000	1,052,003	(a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	1,060,000	1,048,870
Total Paper & Forest Products				3,181,155
Total Materials				8,438,223
Real Estate — 0.1%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	389,264	(a)
Utilities — 1.2%
Electric Utilities — 1.2%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	880,000	888,261
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	240,000	240,243
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,360,000	1,353,886	(a)
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	910,000	879,447
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,710,000	1,741,135
Total Utilities				5,102,972
Total Corporate Bonds & Notes (Cost — $236,781,690)				225,107,909

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 14.6%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	6.162%	10/25/35	$473,738	$436,070	(b)
AMMC CLO Ltd., 2020-23A A1R (3 mo. Term SOFR + 1.302%)	6.704%	10/17/31	1,120,000	1,118,420	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	554,022	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	827,232	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. Term SOFR + 1.462%)	6.829%	11/20/30	540,000	536,660	(a)(b)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.807%	7/15/31	620,000	620,207	(a)(b)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. Term SOFR + 1.312%)	6.710%	4/24/29	329,486	329,037	(a)(b)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.596%	8/19/38	1,148,189	1,117,303	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	232,742	199,023	(a)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	402,745	390,027	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,570,000	2,414,657	(a)
CIFC Funding Ltd., 2017-1A AR (3 mo. Term SOFR + 1.272%)	6.684%	4/23/29	154,971	154,770	(a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	838,413	(a)
Commonbond Student Loan Trust, 2021- AGS A	1.200%	3/25/52	428,400	342,398	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.552%	8/9/24	920,000	900,225	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. Term SOFR + 1.482%)	6.875%	1/15/29	106,917	106,919	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	6.793%	7/26/66	1,593,395	1,592,853	(a)(b)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,280,000	1,278,824	(a)
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	4,897,474	(a)

See Notes to Financial Statements.

14	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. Term SOFR + 1.862%)	7.252%	10/29/29	$650,000	$651,741	(a)(b)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. Term SOFR + 1.912%)	7.304%	2/5/31	1,000,000	991,679	(a)(b)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. Term SOFR + 1.942%)	7.334%	5/5/32	970,000	968,060	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	789,325	598,246	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.559%	12/20/29	939,733	940,497	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.457%	7/15/39	1,280,000	1,264,095	(a)(b)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.890%)	7.270%	4/26/31	667,000	663,656	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.937%	1/20/30	241,213	241,499	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.562%)	7.977%	1/20/30	820,000	821,230	(a)(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	384,087	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,332,399	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.114%)	6.444%	9/17/36	789,407	772,305	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	493,986	409,040	(a)
Home Equity Mortgage Loan Asset- Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	6.207%	10/25/35	483,910	468,262	(b)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	6.514%	2/15/39	1,300,000	1,270,113	(a)(b)
Long Beach Mortgage Loan Trust, 2004-5 A5 (1 mo. Term SOFR + 0.674%)	6.017%	9/25/34	185,536	184,109	(b)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,265,480	(a)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	6.667%	4/20/32	760,000	757,327	(a)(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.777%	10/18/31	530,000	528,747	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.526%	10/16/36	1,159,536	1,147,492	(a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.255%	7/15/29	500,000	498,509	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Midocean Credit CLO, 2018-8A A1R (3 mo. Term SOFR + 1.312%)	6.679%	2/20/31	$1,011,565	$1,010,048	(a)(b)
Midocean Credit CLO, 2018-9A B (3 mo. Term SOFR + 2.012%)	7.427%	7/20/31	1,250,000	1,246,875	(a)(b)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. Term SOFR + 0.694%)	6.037%	2/25/36	825,060	809,331	(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	559,874	519,684	(a)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	39,270	37,878	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.337%	1/15/43	139,043	138,073	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	6.043%	4/25/40	758,984	739,640	(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.043%	12/26/69	568,820	559,776	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.043%	9/25/42	317,135	309,742	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.476%	4/20/62	1,550,000	1,519,215	(a)(b)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	6.186%	4/20/62	1,074,539	1,055,813	(a)(b)
Neuberger Berman CLO Ltd., 2014-17A BR2 (3 mo. Term SOFR + 1.762%)	7.174%	4/22/29	750,000	743,793	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	6.387%	8/25/34	380,661	372,098	(b)
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. Term SOFR + 1.539%)	6.882%	5/25/33	147,439	137,672	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. Term SOFR + 0.824%)	6.167%	12/25/33	849,874	821,537	(b)
Octagon Investment Partners Ltd., 2012-1A AARR (3 mo. Term SOFR + 1.212%)	6.605%	7/15/29	414,210	413,527	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.680%	5/23/31	751,150	751,052	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. Term SOFR + 0.894%)	6.237%	11/25/34	284,896	274,766	(b)
Option One Mortgage Loan Trust, 2007- FXD1 1A1	5.866%	1/25/37	223,885	177,556
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,409,554	(a)

See Notes to Financial Statements.

16	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.927%	10/20/31	$1,363,148	$1,356,606	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A	3.678%	8/25/33	190,352	169,704	(b)
RR Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.352%)	6.745%	1/15/30	522,382	522,173	(a)(b)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	7.138%	10/20/33	530,000	528,674	(a)(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.941%	12/15/39	1,118,068	1,075,272	(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.187%	10/15/41	1,258,130	1,323,401	(a)(b)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	5.776%	7/25/55	154,399	142,803	(b)
SLM Student Loan Trust, 2005-7 A4 (90 Day Average SOFR + 0.412%)	5.746%	10/25/29	24,259	24,224	(b)
SLM Student Loan Trust, 2006-2 A6 (90 Day Average SOFR + 0.432%)	5.766%	1/25/41	623,508	606,945	(b)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	5.993%	5/26/55	692,152	675,773	(b)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	6.093%	6/26/28	737,223	720,249	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. Term SOFR + 1.564%)	6.887%	2/17/32	52,612	52,666	(a)(b)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	335,232	288,424	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	460,115	407,483	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.237%	1/15/53	2,270,750	2,224,014	(a)(b)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	454,939	409,140	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,009,087	924,923	(a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	530,794	478,315	(a)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	6.503%	1/17/32	748,864	746,239	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	877,698	766,764	(a)
Voya CLO Ltd., 2016-3A A1R (3 mo. Term SOFR + 1.452%)	6.847%	10/18/31	250,000	250,128	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	$659,077	$644,123	(a)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.790%	7/24/32	1,040,000	1,038,316	(a)(b)
Whitehorse Ltd., 2018-12A A (3 mo. Term SOFR + 1.512%)	6.905%	10/15/31	300,000	300,404	(a)(b)
Total Asset-Backed Securities (Cost — $66,380,196)				63,537,500
Collateralized Mortgage Obligations (e) — 13.4%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	6.502%	9/15/34	500,000	479,033	(a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	296,011	241,466	(a)(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.312%	10/15/38	1,890,000	1,706,184	(a)(b)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.524%	11/17/38	724,204	708,522	(a)(b)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	790,386
BDS, 2021-FL8 A (1 mo. Term SOFR + 1.034%)	6.366%	1/18/36	615,030	606,957	(a)(b)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.144%	9/15/54	12,356,456	621,525	(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	498,763
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	871,026	(b)
Benchmark Mortgage Trust, 2023-V3 XA, IO	1.054%	7/15/56	20,908,422	685,759	(b)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.870%	7/15/35	910,000	900,094	(a)(b)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	305,601	282,960	(a)(b)
BX Commercial Mortgage Trust, 2020- VIV4 A	2.843%	3/9/44	1,070,000	885,023	(a)
BX Commercial Mortgage Trust, 2021- CIP A (1 mo. Term SOFR + 1.035%)	6.358%	12/15/38	110,000	107,112	(a)(b)
BX Commercial Mortgage Trust, 2021- SOAR A (1 mo. Term SOFR + 0.784%)	6.107%	6/15/38	1,021,245	1,002,616	(a)(b)
BX Commercial Mortgage Trust, 2021- VOLT A (1 mo. Term SOFR + 0.814%)	6.137%	9/15/36	1,460,000	1,417,801	(a)(b)
BX Commercial Mortgage Trust, 2022- AHP A (1 mo. Term SOFR + 0.990%)	6.313%	1/17/39	1,570,000	1,533,584	(a)(b)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.757%	8/25/35	1,090	1,009	(a)(b)

See Notes to Financial Statements.

18	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.747%	10/25/35	$4,534	$4,115	(a)(b)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2005-1A A2 (1 mo. Term SOFR + 0.314%)	5.657%	1/25/36	1,751	1,543	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	861,363	738,278	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	301,985
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	825,698	831,902	(a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	93,711	86,063	(a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	206,049	189,956	(a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	206,049	190,012	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,258,480	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	347,136	314,994	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	402,646	307,224	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	402,646	304,567	(a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	494,443	405,664	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	820,851	636,630	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	485,543	394,745	(a)(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	669,434	635,417	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	3,887	3,873	(a)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,557,979	1,361,387	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	621,685	485,198	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	325,324	267,599	(a)(b)
ELP Commercial Mortgage Trust, 2021- ELP A (1 mo. Term SOFR + 0.815%)	6.138%	11/15/38	1,218,582	1,193,865	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	6.084%	8/25/29	1,200,000	1,198,002	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	5.893%	9/25/49	691,392	663,457	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.428%	10/25/33	$850,000	$853,178	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	4.479%	6/1/28	27	27	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.628%	8/25/33	330,229	332,991	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.828%	6/25/42	810,000	870,211	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (30 Day Average SOFR + 4.514%)	9.843%	1/25/24	153,980	154,657	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C02 1M2 (30 Day Average SOFR + 2.714%)	8.043%	5/25/24	541,280	545,430	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (30 Day Average SOFR + 2.264%)	7.593%	10/25/30	320,000	325,433	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.828%	10/25/43	590,000	593,227	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	3.321%	3/25/27	805	799	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	84,081	82,559	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.755%	3/25/42	598,704	575,724	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.437%	8/25/43	340,760	332,558	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.135%	8/25/42	270,998	258,424	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	5.843%	5/25/42	51,437	51,213	(b)
GCAT Trust, 2020-NQM1 A3	2.554%	1/25/60	976,541	915,300	(a)

See Notes to Financial Statements.

20	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.939%	2/20/61	$39,253	$39,076	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.839%	3/20/63	170,823	169,117	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	6.439%	3/20/66	1,479,861	1,471,963	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	5.939%	7/20/67	634,936	629,598	(b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.775%	4/20/70	2,514,385	2,447,402	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.625%	9/20/71	3,076,085	3,011,167	(b)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.796%	3/20/24	53,638	53,628	(a)(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.387%	10/15/36	1,110,000	1,066,920	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. Term SOFR + 0.854%)	6.186%	6/20/35	219,772	196,949	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.346%	6/20/35	180,617	160,945	(b)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.977%	11/25/35	157,785	137,268	(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.356%	3/25/50	307,120	270,423	(a)(b)
Legacy Mortgage Asset Trust, 2020- RPL1 A1	3.000%	9/25/59	905,872	842,150	(a)(b)
Legacy Mortgage Asset Trust, 2021- GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	593,501	561,522	(a)
Legacy Mortgage Asset Trust, 2021- GS5 A1, Step Bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	1,243,971	1,175,128	(a)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	$506,982	$481,332	(a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.704%	9/25/57	960,000	932,414	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	348,074	335,020
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. Term SOFR + 1.022%)	6.470%	11/15/34	173,276	171,500	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	126,656	116,376	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	87,082	80,458	(a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	810,199	659,232	(a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	221,057	206,117
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	671,747	505,235	(a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	677,641	511,935	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	897,453	668,005	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021- NQM4 A1	1.957%	10/25/61	849,344	673,082	(a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.921%	10/15/36	974,363	949,670	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.216%	5/30/25	148,233	148,326	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.145%	11/27/31	131,604	131,329	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	206,007	175,179	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,088,011	842,880	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	6,111	2,522
Ready Capital Mortgage Financing LLC, 2021-FL6 A (1 mo. Term SOFR + 1.064%)	6.407%	7/25/36	889,564	874,523	(a)(b)
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. Term SOFR + 0.564%)	5.907%	11/25/33	23,684	23,134	(b)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.587%	5/15/38	920,000	839,945	(a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.323%	1/15/39	1,560,000	1,521,915	(a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	5.514%	3/25/34	75,815	67,756	(b)

See Notes to Financial Statements.

22	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Structured Asset Securities Corp., 2005- RF3 2A	4.065%	6/25/35	$297,940	$260,635	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018- THL A (1 mo. Term SOFR + 1.164%)	6.486%	11/11/34	291,629	290,180	(a)(b)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	960,000	837,063	(a)(b)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	7.607%	10/25/48	1,460,000	1,463,077	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	6.037%	7/25/45	983,471	906,084	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.177%	7/25/45	315,208	286,532	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	67,979	66,144
Total Collateralized Mortgage Obligations (Cost — $63,065,446)				58,267,363
Mortgage-Backed Securities — 4.3%
FHLMC — 2.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,898,858	1,746,714
Federal Home Loan Mortgage Corp. (FHLMC)	3.268%	1/1/49	4,208,619	3,921,481	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.785%	8/1/51	5,151,252	4,556,795	(b)
Total FHLMC				10,224,990
FNMA — 1.9%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,387,191	1,293,490
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,713,664	1,578,776
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	949,421	919,302
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	4,166,632	4,112,851
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.445%	9/1/37	255,366	256,626	(b)
Total FNMA				8,161,045

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — 0.0%††
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	$23,497	$21,277
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	149,522	123,709
Total GNMA				144,986
Total Mortgage-Backed Securities (Cost — $20,315,777)				18,531,021
Senior Loans — 1.9%
Communication Services — 0.5%
Media — 0.5%
Charter Communications Operating LLC, Term Loan B1	7.098-7.133%	4/30/25	757,405	758,155	(b)(f)(g)
Charter Communications Operating LLC, Term Loan B2	7.098-7.133%	2/1/27	491,049	490,631	(b)(f)(g)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.963%	9/18/26	493,014	493,323	(b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.937%	1/31/28	590,000	581,412	(b)(f)(g)
Total Communication Services				2,323,521
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B5 (1 mo. Term SOFR + 2.250%)	7.598%	9/23/30	58,388	58,238	(b)(f)(g)
Specialty Retail — 0.3%
Great Outdoors Group LLC, Term Loan B2 (3 mo. Term SOFR + 4.012%)	9.402%	3/6/28	241,271	239,634	(b)(f)(g)(h)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.213%	10/19/27	476,612	473,964	(b)(f)(g)
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 3.678%)	9.119%	2/17/28	513,891	513,249	(b)(f)(g)
Total Specialty Retail				1,226,847
Total Consumer Discretionary				1,285,085
Financials — 0.5%
Financial Services — 0.4%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.463%	3/20/28	540,302	537,436	(b)(f)(g)

See Notes to Financial Statements.

24	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Financial Services — continued
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.262%)	7.652%	11/5/28	$550,000	$550,946	(b)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.448%	1/13/29	544,500	544,160	(b)(f)(g)
Total Financial Services				1,632,542
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.713%	7/31/27	540,302	529,420	(b)(f)(g)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.698%	8/21/28	47,871	47,175	(b)(f)(g)
Total Insurance				576,595
Total Financials				2,209,137
Health Care — 0.2%
Health Care Providers & Services — 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	7.348%	11/15/27	468,636	463,525	(b)(f)(g)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. Term SOFR + 3.614%)	8.963%	5/5/28	440,363	441,618	(b)(f)(g)
Total Health Care				905,143
Industrials — 0.3%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2026 Term Loan (1 mo. Term SOFR + 2.614%)	7.963%	10/1/26	450,560	452,040	(b)(f)(g)
Ground Transportation — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.490%	12/30/26	816,407	818,023	(b)(f)(g)
Total Industrials				1,270,063
Information Technology — 0.1%
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.348%	10/16/26	487,373	482,612	(b)(f)(g)
Total Senior Loans (Cost — $8,509,359)				8,475,561
U.S. Government & Agency Obligations — 0.2%
U.S. Government Obligations — 0.2%
U.S. Treasury Notes	4.625%	11/15/26	260,000	261,137

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	4.500%	9/30/28	$480,000	$486,375
U.S. Treasury Notes	4.875%	10/31/28	250,000	256,172
Total U.S. Government & Agency Obligations (Cost — $995,600)				1,003,684

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
SOFR 1-Year Mid-Curve Futures, Call @ $95.688	12/15/23	151	377,500	72,669
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	88	220,000	40,150
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	23	57,500	15,525
Total Purchased Options (Cost — $163,938)				128,344
Total Investments before Short-Term Investments (Cost — $396,212,006)				375,051,382

	Rate	Maturity Date	Face Amount
Short-Term Investments — 13.1%
Commercial Paper — 3.4%
BPCE SA	10.203%	4/17/24	5,000,000	4,894,180	(i)(j)
MUFG Bank Ltd.	10.175%	4/12/24	5,000,000	4,897,219	(j)
Societe Generale SA	10.185%	4/18/24	5,000,000	4,893,237	(i)(j)
Total Commercial Paper (Cost — $14,678,071)				14,684,636
			Shares
Money Market Funds — 9.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $42,366,854)	5.282%		42,366,854	42,366,854	(k)(l)
Total Short-Term Investments (Cost — $57,044,925)				57,051,490
Total Investments — 99.3% (Cost — $453,256,931)				432,102,872
Other Assets in Excess of Liabilities — 0.7%				2,874,723
Total Net Assets — 100.0%				$434,977,595

See Notes to Financial Statements.

26	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan has not settled as of November 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(i)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Rate shown represents yield-to-maturity.

(k)	Rate shown is one-day yield as of the end of the reporting period.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2023, the total market value of investments in Affiliated Companies was $42,366,854 and the cost was $42,366,854 (Note 8).

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	—Collateralized Loan Obligation

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Ultra-Short Income Fund

At November 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	$95.250	176	$440,000	$(2,200)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	45	112,500	(1,688)
Total Exchange-Traded Written Options (Premiums received — $87,936)					$(3,888)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At November 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	357	3/25	$85,992,758	$85,497,038	$(495,720)
3-Month SOFR	205	3/26	49,323,646	49,415,250	91,604
					(404,116)
Contracts to Sell:
3-Month SOFR	27	3/24	6,391,744	6,387,019	4,725
3-Month SOFR	34	6/24	8,038,744	8,059,700	(20,956)
U.S. Treasury 2-Year Notes	219	3/24	44,624,855	44,776,945	(152,090)
U.S. Treasury 5-Year Notes	1,001	3/24	106,174,649	106,958,412	(783,763)
U.S. Treasury 10-Year Notes	55	3/24	6,005,602	6,038,828	(33,226)
U.S. Treasury Long-Term Bonds	13	3/24	1,499,141	1,513,687	(14,546)
U.S. Treasury Ultra Long- Term Bonds	2	3/24	241,340	246,000	(4,660)
					(1,004,516)
Net unrealized depreciation on open futures contracts					$(1,408,632)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

28	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Western Asset Ultra-Short Income Fund

At November 30, 2023, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$103,522,000	1/31/24	5.410%	Daily U.S. Federal Funds Intraday Effective Rate	$(7,889)	—	$(7,889)
	18,886,000	10/14/24	Daily SOFR Compound annually	2.770% annually	(391,252)	$179	(391,431)
	7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	419,258	2,568	416,690
	22,259,000	2/29/28	Daily SOFR Compound annually	4.000% annually	(53,932)	4,433	(58,365)
	8,412,000	9/30/29	3.250% annually	Daily SOFR Compound annually	322,470	4,288	318,182
Total	$160,935,000				$288,655	$11,468	$277,187

†	Percentage shown is an annual percentage rate.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
Daily SOFR Compound	5.320%
Daily U.S. Federal Funds	5.330%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

November 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $410,890,077)	$389,736,018
Investments in affiliated securities, at value (Cost — $42,366,854)	42,366,854
Cash	974,955
Interest receivable	2,295,709
Deposits with brokers for open futures contracts and exchange-traded options	1,505,439
Receivable for Fund shares sold	1,056,989
Deposits with brokers for centrally cleared swap contracts	847,983
Receivable from brokers — net variation margin on open futures contracts	343,302
Dividends receivable from affiliated investments	140,302
Principal paydown receivable	108,118
Receivable for securities sold	59,550
Prepaid expenses	21,860
Total Assets	439,457,079

Liabilities:
Payable for Fund shares repurchased	3,993,438
Payable for securities purchased	180,044
Investment management fee payable	88,827
Service and/or distribution fees payable	37,972
Payable to brokers — net variation margin on centrally cleared swap contracts	16,611
Distributions payable	12,408
Written options, at value (premiums received — $87,936)	3,888
Trustees’ fees payable	1,344
Accrued expenses	144,952
Total Liabilities	4,479,484
Total Net Assets	$434,977,595

Net Assets:
Par value (Note 7)	$488
Paid-in capital in excess of par value	472,588,718
Total distributable earnings (loss)	(37,611,611)
Total Net Assets	$434,977,595

See Notes to Financial Statements.

30	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Net Assets:
Class A	$163,123,785
Class C	$5,410,903
Class C1	$80,378
Class I	$225,873,314
Class IS	$40,489,215

Shares Outstanding:
Class A	18,274,537
Class C	598,841
Class C1	9,064
Class I	25,401,989
Class IS	4,535,744

Net Asset Value:
Class A (and redemption price)	$8.93
Class C*	$9.04
Class C1 (and redemption price)	$8.87
Class I (and redemption price)	$8.89
Class IS (and redemption price)	$8.93

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended November 30, 2023

Investment Income:
Interest	$7,435,828
Dividends from affiliated investments	442,297
Less: Foreign taxes withheld	(7,819)
Total Investment Income	7,870,306

Expenses:
Investment management fee (Note 2)	642,632
Service and/or distribution fees (Notes 2 and 5)	235,699
Transfer agent fees (Notes 2 and 5)	156,640
Registration fees	72,428
Fund accounting fees	37,255
Audit and tax fees	19,923
Legal fees	10,089
Shareholder reports	9,153
Trustees’ fees	5,187
Insurance	2,037
Commitment fees (Note 9)	1,983
Custody fees	1,033
Miscellaneous expenses	4,620
Total Expenses	1,198,679
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(144,440)
Net Expenses	1,054,239
Net Investment Income	6,816,067

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(3,419,176)
Futures contracts	5,187,440
Written options	139,295
Swap contracts	(62,582)
Net Realized Gain	1,844,977
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,061,808
Futures contracts	(1,482,644)
Written options	71,264
Swap contracts	374,053
Change in Net Unrealized Appreciation (Depreciation)	6,024,481
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	7,869,458
Increase in Net Assets From Operations	$14,685,525

See Notes to Financial Statements.

32	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2023 (unaudited) and the Year Ended May 31, 2023	November 30	May 31

Operations:
Net investment income	$6,816,067	$13,257,357
Net realized gain	1,844,977	4,388,465
Change in net unrealized appreciation (depreciation)	6,024,481	362,040
Increase in Net Assets From Operations	14,685,525	18,007,862

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,979,401)	(16,198,260)
Decrease in Net Assets From Distributions to Shareholders	(7,979,401)	(16,198,260)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	107,759,770	395,887,895
Reinvestment of distributions	7,910,855	16,090,092
Cost of shares repurchased	(146,911,302)	(562,910,824)
Decrease in Net Assets From Fund Share Transactions	(31,240,677)	(150,932,837)
Decrease in Net Assets	(24,534,553)	(149,123,235)

Net Assets:
Beginning of period	459,512,148	608,635,383
End of period	$434,977,595	$459,512,148

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	33

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.79	$8.75	$9.03	$8.89	$9.10	$9.08

Income (loss) from operations:
Net investment income	0.13	0.19	0.04	0.05	0.19	0.23
Net realized and unrealized gain (loss)	0.17	0.09	(0.23)	0.23	(0.16)	0.04
Total income (loss) from operations	0.30	0.28	(0.19)	0.28	0.03	0.27

Less distributions from:
Net investment income	(0.16)	(0.24)	(0.09)	(0.14)	(0.24)	(0.25)
Total distributions	(0.16)	(0.24)	(0.09)	(0.14)	(0.24)	(0.25)

Net asset value, end of period	$8.93	$8.79	$8.75	$9.03	$8.89	$9.10
Total return[3]	3.42%	3.28%	(2.09)%	3.21%	0.27%[4]	3.00%

Net assets, end of period (000s)	$163,124	$174,666	$270,652	$270,865	$105,652	$73,672

Ratios to average net assets:
Gross expenses	0.70%[5]	0.70%	0.66%	0.72%	0.84%	0.95%
Net expenses[6,7]	0.65 [5]	0.65	0.65	0.64	0.71	0.78
Net investment income	3.03 [5]	2.18	0.47	0.51	2.06	2.50

Portfolio turnover rate	8%	10%	46%[8]	39%[8]	75%[8]	32%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. During the period July 20, 2018 through February 12, 2020, the expense limitation was 0.88%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76% and 34% for the years ended May 31, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

34	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020		2019

Net asset value, beginning of period	$8.90	$8.86	$9.15	$9.01	$9.06		$9.04

Income (loss) from operations:
Net investment income (loss)	0.10	0.15	(0.02)	(0.02)	0.25	[3]	0.15
Net realized and unrealized gain (loss)	0.16	0.07	(0.25)	0.24	(0.14)		0.05
Total income (loss) from operations	0.26	0.22	(0.27)	0.22	0.11		0.20

Less distributions from:
Net investment income	(0.12)	(0.18)	(0.02)	(0.08)	(0.16)		(0.18)
Total distributions	(0.12)	(0.18)	(0.02)	(0.08)	(0.16)		(0.18)

Net asset value, end of period	$9.04	$8.90	$8.86	$9.15	$9.01		$9.06
Total return[4]	3.01%	2.50%	(2.93)%	2.39%	1.28%[3,5]		2.23%

Net assets, end of period (000s)	$5,411	$6,486	$2,831	$1,653	$1,813		$2,592

Ratios to average net assets:
Gross expenses	1.43%[6]	1.43%	1.44%	1.49%	1.61%		1.69%
Net expenses[7,8]	1.40 [6]	1.40	1.44	1.43	0.10	[3]	1.53
Net investment income (loss)	2.27 [6]	1.68	(0.27)	(0.20)	2.74	[3]	1.67

Portfolio turnover rate	8%	10%	46%[9]	39%[9]	75%[9]		32%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Ratios and total return for Class C for the year ended May 31, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been 0.19, total return would have been 0.38% and the net expense and net investment income ratios would have been 0.79% and 2.04%, respectively.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 1.17% for the year ended May 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to July 20, 2018, the expense limitation was 1.70%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76% and 34% for the years ended May 31, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.73	$8.71	$8.95	$8.81	$9.03	$9.01

Income (loss) from operations:
Net investment income (loss)	0.10	0.13	(0.03)	(0.01)	0.15	0.18
Net realized and unrealized gain (loss)	0.16	0.08	(0.15)	0.23	(0.18)	0.04
Total income (loss) from operations	0.26	0.21	(0.18)	0.22	(0.03)	0.22

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.06)	(0.08)	(0.19)	(0.20)
Total distributions	(0.12)	(0.19)	(0.06)	(0.08)	(0.19)	(0.20)

Net asset value, end of period	$8.87	$8.73	$8.71	$8.95	$8.81	$9.03
Total return[3]	3.05%	2.40%	(2.04)%[4]	2.39%	(0.24)%[5]	2.48%

Net assets, end of period (000s)	$80	$80	$80	$364	$858	$5,126

Ratios to average net assets:
Gross expenses	1.55%[6]	1.52%	1.38%	1.54%	1.47%	1.46%
Net expenses[7,8]	1.38 [6]	1.38	1.38	1.37	1.35	1.29
Net investment income (loss)	2.30 [6]	1.52	(0.35)	(0.08)	1.66	1.95

Portfolio turnover rate	8%	10%	46%[9]	39%[9]	75%[9]	32%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been -2.94% for the year ended May 31, 2022.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been -0.35% for the year ended May 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76% and 34% for the years ended May 31, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

36	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.76	$8.72	$9.00	$8.86	$9.06	$9.04

Income (loss) from operations:
Net investment income	0.15	0.22	0.07	0.07	0.21	0.25
Net realized and unrealized gain (loss)	0.15	0.08	(0.23)	0.24	(0.15)	0.04
Total income (loss) from operations	0.30	0.30	(0.16)	0.31	0.06	0.29

Less distributions from:
Net investment income	(0.17)	(0.26)	(0.12)	(0.17)	(0.26)	(0.27)
Total distributions	(0.17)	(0.26)	(0.12)	(0.17)	(0.26)	(0.27)

Net asset value, end of period	$8.89	$8.76	$8.72	$9.00	$8.86	$9.06
Total return[3]	3.45%	3.55%	(1.84)%	3.50%	0.62%[4]	3.28%

Net assets, end of period (000s)	$225,873	$231,915	$270,925	$233,303	$95,351	$139,000

Ratios to average net assets:
Gross expenses	0.46%[5]	0.46%	0.43%	0.49%	0.62%	0.70%
Net expenses[6,7]	0.38 [5]	0.38	0.38	0.37	0.48	0.52
Net investment income	3.30 [5]	2.48	0.75	0.80	2.34	2.75

Portfolio turnover rate	8%	10%	46%[8]	39%[8]	75%[8]	32%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.53%. Prior to July 20, 2018, the expense limitation was 0.65%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76% and 34% for the years ended May 31, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.79	$8.75	$9.03	$8.89	$9.09	$9.07

Income (loss) from operations:
Net investment income	0.15	0.22	0.08	0.07	0.23	0.25
Net realized and unrealized gain (loss)	0.16	0.09	(0.24)	0.24	(0.17)	0.05
Total income (loss) from operations	0.31	0.31	(0.16)	0.31	0.06	0.30

Less distributions from:
Net investment income	(0.17)	(0.27)	(0.12)	(0.17)	(0.26)	(0.28)
Total distributions	(0.17)	(0.27)	(0.12)	(0.17)	(0.26)	(0.28)

Net asset value, end of period	$8.93	$8.79	$8.75	$9.03	$8.89	$9.09
Total return[3]	3.57%	3.58%	(1.80)%	3.52%	0.69%[4]	3.35%

Net assets, end of period (000s)	$40,489	$46,364	$64,146	$19,424	$3,786	$10,408

Ratios to average net assets:
Gross expenses	0.38%[5]	0.38%	0.36%	0.41%	0.54%	0.62%
Net expenses[6,7]	0.35 [5]	0.35	0.35	0.34	0.41	0.45
Net investment income	3.32 [5]	2.51	0.85	0.78	2.52	2.78

Portfolio turnover rate	8%	10%	46%[8]	39%[8]	75%[8]	32%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.43%. Prior to July 20, 2018, the expense limitation was 0.65%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76% and 34% for the years ended May 31, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

38	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

40	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$225,107,909	—	$225,107,909
Asset-Backed Securities	—	63,537,500	—	63,537,500
Collateralized Mortgage Obligations	—	58,267,363	—	58,267,363
Mortgage-Backed Securities	—	18,531,021	—	18,531,021
Senior Loans	—	8,475,561	—	8,475,561
U.S. Government & Agency Obligations	—	1,003,684	—	1,003,684
Purchased Options	$128,344	—	—	128,344
Total Long-Term Investments	128,344	374,923,038	—	375,051,382
Short-Term Investments†:
Commercial Paper	—	14,684,636	—	14,684,636
Money Market Funds	42,366,854	—	—	42,366,854
Total Short-Term Investments	42,366,854	14,684,636	—	57,051,490
Total Investments	$42,495,198	$389,607,674	—	$432,102,872
Other Financial Instruments:
Futures Contracts††	$96,329	—	—	$96,329
Centrally Cleared Interest Rate Swaps††	—	$734,872	—	734,872
Total Other Financial Instruments	$96,329	$734,872	—	$831,201
Total	$42,591,527	$390,342,546	—	$432,934,073

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$3,888	—	—	$3,888
Futures Contracts††	1,504,961	—	—	1,504,961
Centrally Cleared Interest Rate Swaps††	—	$457,685	—	457,685
Total	$1,508,849	$457,685	—	$1,966,534

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

42	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2023, the Fund did not hold any credit default swaps to sell protection.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the year ended November 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the

44	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in

46	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

48	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.65%, 1.63%, 1.38%, 0.38% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

During the six months ended November 30, 2023, fees waived and/or expenses reimbursed amounted to $144,440, which included an affiliated money market fund waiver of $6,255.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires May 31, 2024	$50,959	$64	$7	$139,824	$2,507
Expires May 31, 2025	103,439	1,284	109	217,247	13,851
Expires May 31, 2026	40,105	794	69	90,933	6,283
Total fee waivers/expense reimbursements subject to recapture	$194,503	$2,142	$185	$448,004	$22,641

For the six months ended November 30, 2023, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2023, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,812 was earned by Investor Services.

There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. Class A shares of the Fund are not subject to a CDSC, however, Class A shares acquired through an exchange of shares from another fund sold by the Distributor that were subject to a CDSC remain subject to the original shares’ CDSC while held in the Fund.

50	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

For the six months ended November 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	—
CDSCs	$2,100

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended November 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$29,488,047	$3,030,341
Sales	97,842,990	12,637,827

At November 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$453,256,931	$325,579	$(21,479,638)	$(21,154,059)
Written options	(87,936)	84,048	—	84,048
Futures contracts	—	96,329	(1,504,961)	(1,408,632)
Swap contracts	11,468	734,872	(457,685)	277,187

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2023.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$128,344
Futures contracts[3]	96,329
Centrally cleared swap contracts[4]	734,872
Total	$959,545

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$3,888
Futures contracts[3]	1,504,961
Centrally cleared swap contracts[4]	457,685
Total	$1,966,534

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(265,928)	—	$(265,928)
Futures contracts	5,187,440	—	5,187,440
Written options	139,295	—	139,295
Swap contracts	(100,344)	$37,762	(62,582)
Total	$4,960,463	$37,762	$4,998,225

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(2,518)	—	$(2,518)
Futures contracts	(1,482,644)	—	(1,482,644)
Written options	71,264	—	71,264
Swap contracts	375,139	$(1,086)	374,053
Total	$(1,038,759)	$(1,086)	$(1,039,845)

52	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$639,015
Written options	571,896
Futures contracts (to buy)	87,601,697
Futures contracts (to sell)	163,579,983

Average Notional Balance
Interest rate swap contracts	$125,955,286
Credit default swap contracts (buy protection)†	12,314,571
Credit default swap contracts (sell protection)†	65,857

†	At November 30, 2023, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$205,445	$59,537
Class C	29,956	1,578
Class C1	298	170
Class I	—	94,724
Class IS	—	631
Total	$235,699	$156,640

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

For the six months ended November 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$42,491
Class C	880
Class C1	70
Class I	94,098
Class IS	6,901
Total	$144,440

6. Distributions to shareholders by class

	Six Months Ended November 30, 2023	Year Ended May 31, 2023
Net Investment Income:
Class A	$2,932,163	$6,171,790
Class C	84,033	128,120
Class C1	1,130	1,696
Class I	4,135,207	8,230,501
Class IS	826,868	1,666,153
Total	$7,979,401	$16,198,260

7. Shares of beneficial interest

At November 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2023		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,812,797	$33,774,864	18,551,741	$161,663,932
Shares issued on reinvestment	325,983	2,891,697	699,498	6,105,258
Shares repurchased	(5,735,663)	(50,758,697)	(30,297,407)	(264,293,684)
Net decrease	(1,596,883)	$(14,092,136)	(11,046,168)	$(96,524,494)

Class C
Shares sold	21,912	$196,540	889,297	$7,804,857
Shares issued on reinvestment	9,331	83,756	14,460	127,980
Shares repurchased	(161,433)	(1,447,698)	(494,141)	(4,373,030)
Net increase (decrease)	(130,190)	$(1,167,402)	409,616	$3,559,807

54	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

	Six Months Ended November 30, 2023		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class C1
Shares sold	—	—	—	—
Shares issued on reinvestment	128	$1,125	194	$1,688
Shares repurchased	(202)	(1,769)	(220)	(1,903)
Net decrease	(74)	$(644)	(26)	$(215)

Class I
Shares sold	7,889,323	$69,704,453	24,841,288	$215,709,014
Shares issued on reinvestment	465,156	4,109,985	942,054	8,192,423
Shares repurchased	(9,439,726)	(83,255,312)	(30,364,684)	(263,912,345)
Net decrease	(1,085,247)	$(9,440,874)	(4,581,342)	$(40,010,908)

Class IS
Shares sold	459,447	$4,083,913	1,231,619	$10,710,092
Shares issued on reinvestment	92,934	824,292	190,476	1,662,743
Shares repurchased	(1,291,494)	(11,447,826)	(3,474,643)	(30,329,862)
Net decrease	(739,113)	$(6,539,621)	(2,052,548)	$(17,957,027)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2023. The following transactions were effected in such company for the six months ended November 30, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$126,640,916	126,640,916	$84,274,062	84,274,062

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$442,297	—	$42,366,854

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2023.

10. Deferred capital losses

As of May 31, 2023, the Fund had deferred capital losses of $10,667,979, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis.

56	Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report

Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

Western Asset Ultra-Short Income Fund 2023 Semi-Annual Report	57

Western Asset

Ultra-Short Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Ultra-Short Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Ultra-Short Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Ultra-Short Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0301 1/24 SR23-4797

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 26, 2024